Leases - Statement of financial position (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Right-of-use assets	¥ 1,154,468	¥ 1,090,979	¥ 1,443,345	¥ 1,369,879
Offices
Leases
Right-of-use assets	738,682	636,223	880,439	844,405
Data centers
Leases
Right-of-use assets	206,258	198,053	277,294	251,107
Others
Leases
Right-of-use assets	¥ 209,528	¥ 256,703	¥ 285,612	¥ 274,367